Loss Before Income Tax (Tables)	6 Months Ended
Dec. 31, 2024
Profit/(Loss) Before Income Tax [Abstract]
Schedule of Loss Before Income Tax	The expenses by nature of the Group are also disclosed in the charges below:
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Cost of sales
Cost of materials	6,142,788	7,347,238	1,644,413
Employee benefits expense
- Salaries and related costs	2,635,213	2,231,026	499,334
- Defined contribution plan	231,179	188,250	42,133

Selling and distribution expenses
Freight outwards	119,342	173,926	38,927
Short-term lease expenses - Rental of warehouse (Note 12)	32,347	26,046	5,830

General and administrative expenses
Employee benefits expense
- Salaries and related costs	718,489	843,405	188,766
- Defined contribution plan	86,982	98,828	22,119
- Staff welfare	87,893	40,655	9,099
Legal and professional fees	94,029	70,707	15,825
Short-term lease expenses - Rental of office (Note 12)	-	9,000	2,014